Operations and principal activities (Tables)	12 Months Ended
Dec. 31, 2022
Operations and principal activities
Schedule of major subsidiaries, consolidated VIE and the subsidiaries of VIE

As of December 31, 2022, the Company’s major subsidiaries, consolidated VIEs and VIEs’ subsidiaries are as follows:

		Percentage of
	Place and year of	direct or indirect
	incorporation or	economic
	year of acquisition	ownership	Principal activities
Subsidiaries
So-Young Hong Kong Limited (“So-Young HK”)	Hong Kong, 2014	100%	Investment holding
So-Young High Tech Korea Co., Ltd.	Korea, 2014	100%	Technology advisory services
Beijing So-Young Wanwei Technology Consulting Co., Ltd. (“So-Young Wanwei”)	the PRC, 2014	100%	Management consulting services
So-Young (China) Network Technology Co., Ltd. (“So-Young China”)	the PRC, 2018	100%	Management consulting services
Wuhan Zeqi Technology Co., Ltd. (“Wuhan Zeqi”)	the PRC, 2021	100%	Investment holding
Wuhan Miracle Laser Systems, Inc. (“Wuhan Miracle”)	the PRC, 2021	87.60%	Production, sales and agency of equipment
Wuhan Haoweilai Technology Co., Ltd. (“Wuhan Haoweilai”)	the PRC, 2021	87.60%	Production, sales and agency of equipment
Shanghai Jiading Tonghua Micro Finance Co., Ltd. (“Tonghua Micro Finance”)	the PRC, 2021	100%	Micro finance services

VIEs
Beijing So-Young Technology Co., Ltd. (“Beijing So-Young”)	the PRC, 2013	100%	Internet information and technology advisory services
Beijing Chiyan Medical Beauty Consulting Co., Ltd. (“Chiyan Beijing”)	the PRC, 2019	100%	Internet information and technology advisory services

VIE’s Subsidiaries
Beijing So-Young Souyang Investment and Management Co., Ltd.	the PRC, 2016	100%	Management consulting services
Beijing Meifenbao Technology Co., Ltd.	the PRC, 2016	100%	Technology advisory services
Beijing So-Young Qingyang Medical Instrument Co., Ltd.	the PRC, 2017	100%	Sales of medical equipment
Beijing Shengshi Meiyan Culture Co., Ltd.	the PRC, 2018	100%	Internet culture services
Jinbaoxin Shenzhen Insurance Brokers Co., Ltd. (“Jinbaoxin”)	the PRC, 2020	100%	Technology advisory services
Shanghai Leya Health Technology Co., Ltd. (“Leya”)	the PRC, 2020	63.37%	Technology advisory services
Hainan Yixian Daka Technology Co., Ltd. (“Yixian Daka”)	the PRC, 2021	100%	Technology advisory services
Hainan So-Young Medical Technology Co., Ltd	the PRC, 2021	100%	Sales and agency of equipment

Schedule of consolidated financial information of the VIE and its subsidiaries and included in the consolidated financial statements of the Group

	As of December 31,
	2021	2022
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	255,655	170,263
Restricted cash and term deposits	15,119	14,461
Trade receivables	33,817	20,468
Inventories, net	51	9,738
Receivables from online payment platforms	13,476	11,378
Amounts due from Group companies	116,817	125,165
Amounts due from related parties	14,038	33,297
Prepayment and other current assets	75,772	36,126
Total current assets	524,745	420,896

Non-current assets:
Investment in subsidiaries	35,082	34,691
Long-term investments	152,082	134,959
Intangible assets	35,877	31,671
Goodwill	684	684
Property and equipment, net	23,060	24,407
Deferred tax assets	32,554	26,083
Operating lease right-of-use assets	57,512	35,189
Other non-current assets	9,486	12,777
Total non-current assets	346,337	300,461
Total assets	871,082	721,357

Liabilities
Current liabilities:
Taxes payable	35,821	49,301
Contract liabilities	99,427	76,242
Salary and welfare payables	47,702	31,928
Amounts due to Group companies	339,951	244,404
Amounts due to related parties	681	5,895
Accrued expenses and other current liabilities	194,791	186,898
Operating lease liabilities-current	28,269	30,971
Total current liabilities	746,642	625,639

Non-current liabilities:
Operating lease liabilities-non current	39,390	11,507
Deferred tax liabilities	7,431	6,373
Total non-current liabilities	46,821	17,880
Total liabilities	793,463	643,519

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Third-party revenues	1,294,888	1,573,161	992,705
Inter-company revenues	—	358	12,203
Total revenues	1,294,888	1,573,519	1,004,908
Third-party costs	(182,736)	(221,286)	(236,094)
Inter-company costs	(365,678)	(607,016)	(253,929)
Total costs	(548,414)	(828,302)	(490,023)
Total operating expenses	(762,995)	(822,210)	(533,684)
Income /(loss) from non-operations	4,281	(7,557)	(7,288)
Loss before income tax expense	(12,240)	(84,550)	(26,087)
Income tax (expense)/benefits	(11,433)	(23,524)	1,969
Net loss	(23,673)	(108,074)	(24,118)
Net loss attributable to non-controlling interests	930	28,533	2,328
Net loss attributable to So-Young International Inc.	(22,743)	(79,541)	(21,790)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Net cash used in Group companies	(148,574)	(846,063)	(302,028)
Others operating activities	428,307	538,711	278,354
Net cash provided by/(used in) operating activities	279,733	(307,352)	(23,674)
Purchase of short-term investments	(354,235)	(40,000)	(40,500)
Proceeds from maturities of short-term investments	403,000	110,000	36,000
Acquisitions of subsidiaries, net of cash acquired	—	(902)	—
Loans to Group companies	—	(164,000)	(37,000)
Repayments from Group companies	—	82,006	—
Other investing activities	(196,768)	(26,244)	(33,444)
Net cash used in investing activities	(148,003)	(39,140)	(74,944)
Borrowings under loan from Group companies	—	289,903	63,548
Repayments to borrowings under loan from Group companies	—	(68,677)	(56,252)
Other financing activities	(6,500)	—	661
Net cash (used in)/provided by financing activities	(6,500)	221,226	7,957
Net increase/(decrease) in cash, cash equivalents and restricted cash	125,230	(125,266)	(90,661)